Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB LARGE CAP GROWTH FUND INC
Prospectus Date	rr_ProspectusDate	Feb. 03, 2017
Supplement [Text Block]	ablcgfi_SupplementTextBlock

AB LARGE CAP GROWTH FUND, INC.

AB CAP FUND, INC.

-AB Emerging Markets Multi-Asset Portfolio

-AB Select US Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated February 3, 2017 to the Prospectus and Summary Prospectus dated July 29, 2016 of AB Emerging Markets Multi-Asset Portfolio and the Prospectus and Summary Prospectuses dated November 1, 2016 of AB Large Cap Growth Fund and AB Select US Long/Short Portfolio.

*        *        *         *

Effective immediately, a reduction in the management fee of each Fund will be implemented. In addition, a new fee waiver and/or expense reimbursement will be implemented for AB Emerging Markets Multi-Asset Portfolio and AB Select US Long/Short Portfolio.

The following information replaces certain information for each Fund in the Prospectuses under the heading “Fees and Expenses of the Fund.” Actual expenses may be higher or lower than those shown.

AB Emerging Markets Multi-Asset Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.12%	.13%	.12%	.22%	.14%	.02%
Other Expenses	1.48%	1.50%	1.45%	1.58%	1.45%	1.45%

Total Other Expenses	1.60%	1.63%	1.57%	1.80%	1.59%	1.47%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	2.71%	3.49%	2.43%	3.16%	2.70%	2.33%

Fee Waiver and/or Expense Reimbursement(c)(d)	(1.47)%	(1.50)%	(1.44)%	(1.67)%	(1.46)%	(1.34)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	1.99%	.99%	1.49%	1.24%	.99%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
(d)
The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through July 31, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.24%, 1.99%, .99%, 1.49%, 1.24% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after July 31, 2017 upon 60 days’ prior notice by the Adviser.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$546	$302	*	$101	$152	$126	$101
After 3 Years	$1,097	$932		$620	$818	$700	$599
After 5 Years	$1,673	$1,684		$1,165	$1,509	$1,300	$1,123
After 10 Years	$3,234	$3,666		$2,657	$3,351	$2,924	$2,563

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees(d)	.59%	.59%	.59%	.59%	.59%	.59%	.59%	.59%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.14%	.18%	.15%	.14%	.25%	.20%	.06%	.02%
Other Expenses	.03%	.04%	.03%	.04%	.03%	.02%	.02%	.03%

Total Other Expenses	.17%	.22%	.18%	.18%	.28%	.22%	.08%	.05%

Total Annual Fund Operating Expenses	1.01%	1.81%	1.77%	.77%	1.37%	1.06%	.67%	.64%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
(c)	For Class C shares, the CDSC is 0% after the first year.
(d)	Restated to reflect current management fees, which became effective on February 3, 2017.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$524	$584	$280	$79	$139	$108	$68	$65
After 3 Years	$733	$769	$557	$246	$434	$337	$214	$205
After 5 Years	$959	$980	$959	$428	$750	$585	$373	$357
After 10 Years	$1,609	$1,916	$2,084	$954	$1,646	$1,294	$835	$798

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$184	$180
After 3 Years	$569	$557
After 5 Years	$980	$959
After 10 Years	$1,916	$2,084

AB Select US Long/Short Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.09%	.09%	.09%	.15%	.11%	.05%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	.17%	.17%	.17%	.16%	.15%	.17%
Other Expenses	.07%	.07%	.07%	.06%	.05%	.07%

Total Other Expenses	.33%	.33%	.33%	.37%	.31%	.29%

Acquired Fund Fees and Expenses	.08%	.08%	.08%	.08%	.08%	.08%

Total Annual Fund Operating Expenses	2.16%	2.91%	1.91%	2.45%	2.14%	1.87%

Fee Waiver and/or Expense Reimbursement(c)(d)	(.09)%	(.09)%	(.09)%	(.14)%	(.09)%	(.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	2.82%	1.82%	2.31%	2.05%	1.79%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
(d)	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through November 1, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after November 1, 2017 upon 60 days’ prior notice by the Adviser.

In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$626	$385	*	$185	$234	$208	$182
After 3 Years	$1,064	$892		$591	$750	$661	$580
After 5 Years	$1,527	$1,525		$1,023	$1,293	$1,141	$1,004
After 10 Years	$2,805	$3,227		$2,225	$2,776	$2,465	$2,184

*	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.

*        *        *         *        *

AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ablcgfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Emerging Markets Multi-Asset Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated February 3, 2017 to the Prospectus and Summary Prospectus dated July 29, 2016 of AB Emerging Markets Multi-Asset Portfolio and the Prospectus and Summary Prospectuses dated November 1, 2016 of AB Large Cap Growth Fund and AB Select US Long/Short Portfolio.

*        *        *         *

Effective immediately, a reduction in the management fee of each Fund will be implemented. In addition, a new fee waiver and/or expense reimbursement will be implemented for AB Emerging Markets Multi-Asset Portfolio and AB Select US Long/Short Portfolio.

The following information replaces certain information for each Fund in the Prospectuses under the heading “Fees and Expenses of the Fund.” Actual expenses may be higher or lower than those shown.

AB Emerging Markets Multi-Asset Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.12%	.13%	.12%	.22%	.14%	.02%
Other Expenses	1.48%	1.50%	1.45%	1.58%	1.45%	1.45%

Total Other Expenses	1.60%	1.63%	1.57%	1.80%	1.59%	1.47%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	2.71%	3.49%	2.43%	3.16%	2.70%	2.33%

Fee Waiver and/or Expense Reimbursement(c)(d)	(1.47)%	(1.50)%	(1.44)%	(1.67)%	(1.46)%	(1.34)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	1.99%	.99%	1.49%	1.24%	.99%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
(d)
The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through July 31, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.24%, 1.99%, .99%, 1.49%, 1.24% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after July 31, 2017 upon 60 days’ prior notice by the Adviser.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$546	$302	*	$101	$152	$126	$101
After 3 Years	$1,097	$932		$620	$818	$700	$599
After 5 Years	$1,673	$1,684		$1,165	$1,509	$1,300	$1,123
After 10 Years	$3,234	$3,666		$2,657	$3,351	$2,924	$2,563

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.48%
Total Other Expenses	rr_OtherExpensesOverAssets	1.60%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.71%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.47%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	$ 546
After 3 Years	rr_ExpenseExampleYear03	1,097
After 5 Years	rr_ExpenseExampleYear05	1,673
After 10 Years	rr_ExpenseExampleYear10	$ 3,234
AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.13%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.50%
Total Other Expenses	rr_OtherExpensesOverAssets	1.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.49%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.50%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.99%
After 1 Year	rr_ExpenseExampleYear01	$ 302	[3]
After 3 Years	rr_ExpenseExampleYear03	932
After 5 Years	rr_ExpenseExampleYear05	1,684
After 10 Years	rr_ExpenseExampleYear10	$ 3,666
AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Total Other Expenses	rr_OtherExpensesOverAssets	1.57%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.44%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	$ 101
After 3 Years	rr_ExpenseExampleYear03	620
After 5 Years	rr_ExpenseExampleYear05	1,165
After 10 Years	rr_ExpenseExampleYear10	$ 2,657
AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.22%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.58%
Total Other Expenses	rr_OtherExpensesOverAssets	1.80%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.67%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.49%
After 1 Year	rr_ExpenseExampleYear01	$ 152
After 3 Years	rr_ExpenseExampleYear03	818
After 5 Years	rr_ExpenseExampleYear05	1,509
After 10 Years	rr_ExpenseExampleYear10	$ 3,351
AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Total Other Expenses	rr_OtherExpensesOverAssets	1.59%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.70%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.46%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.24%
After 1 Year	rr_ExpenseExampleYear01	$ 126
After 3 Years	rr_ExpenseExampleYear03	700
After 5 Years	rr_ExpenseExampleYear05	1,300
After 10 Years	rr_ExpenseExampleYear10	$ 2,924
AB CAP FUND, INC. | AB Emerging Markets Multi-Asset Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	1.45%
Total Other Expenses	rr_OtherExpensesOverAssets	1.47%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.33%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.34%)	[1],[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.99%
After 1 Year	rr_ExpenseExampleYear01	$ 101
After 3 Years	rr_ExpenseExampleYear03	599
After 5 Years	rr_ExpenseExampleYear05	1,123
After 10 Years	rr_ExpenseExampleYear10	$ 2,563
AB CAP FUND, INC. | AB Select US Long/Short Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ablcgfi_SupplementTextBlock

AB CAP FUND, INC.

-AB Select US Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated February 3, 2017 to the Prospectus and Summary Prospectus dated July 29, 2016 of AB Emerging Markets Multi-Asset Portfolio and the Prospectus and Summary Prospectuses dated November 1, 2016 of AB Large Cap Growth Fund and AB Select US Long/Short Portfolio.

*        *        *         *

Effective immediately, a reduction in the management fee of each Fund will be implemented. In addition, a new fee waiver and/or expense reimbursement will be implemented for AB Emerging Markets Multi-Asset Portfolio and AB Select US Long/Short Portfolio.

The following information replaces certain information for each Fund in the Prospectuses under the heading “Fees and Expenses of the Fund.” Actual expenses may be higher or lower than those shown.

AB Select US Long/Short Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.09%	.09%	.09%	.15%	.11%	.05%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	.17%	.17%	.17%	.16%	.15%	.17%
Other Expenses	.07%	.07%	.07%	.06%	.05%	.07%

Total Other Expenses	.33%	.33%	.33%	.37%	.31%	.29%

Acquired Fund Fees and Expenses	.08%	.08%	.08%	.08%	.08%	.08%

Total Annual Fund Operating Expenses	2.16%	2.91%	1.91%	2.45%	2.14%	1.87%

Fee Waiver and/or Expense Reimbursement(c)(d)	(.09)%	(.09)%	(.09)%	(.14)%	(.09)%	(.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	2.82%	1.82%	2.31%	2.05%	1.79%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
(d)	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through November 1, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after November 1, 2017 upon 60 days’ prior notice by the Adviser.

In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$626	$385	*	$185	$234	$208	$182
After 3 Years	$1,064	$892		$591	$750	$661	$580
After 5 Years	$1,527	$1,525		$1,023	$1,293	$1,141	$1,004
After 10 Years	$2,805	$3,227		$2,225	$2,776	$2,465	$2,184

*	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.

*        *        *         *        *

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	November 1, 2017
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. For Class C shares, the CDSC is 0% after the first year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
AB CAP FUND, INC. | AB Select US Long/Short Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.07%
After 1 Year	rr_ExpenseExampleYear01	$ 626
After 3 Years	rr_ExpenseExampleYear03	1,064
After 5 Years	rr_ExpenseExampleYear05	1,527
After 10 Years	rr_ExpenseExampleYear10	$ 2,805
AB CAP FUND, INC. | AB Select US Long/Short Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.82%
After 1 Year	rr_ExpenseExampleYear01	$ 385	[5]
After 3 Years	rr_ExpenseExampleYear03	892
After 5 Years	rr_ExpenseExampleYear05	1,525
After 10 Years	rr_ExpenseExampleYear10	$ 3,227
AB CAP FUND, INC. | AB Select US Long/Short Portfolio | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.33%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.82%
After 1 Year	rr_ExpenseExampleYear01	$ 185
After 3 Years	rr_ExpenseExampleYear03	591
After 5 Years	rr_ExpenseExampleYear05	1,023
After 10 Years	rr_ExpenseExampleYear10	$ 2,225
AB CAP FUND, INC. | AB Select US Long/Short Portfolio | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.06%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.16%
Total Other Expenses	rr_OtherExpensesOverAssets	0.37%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.45%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.31%
After 1 Year	rr_ExpenseExampleYear01	$ 234
After 3 Years	rr_ExpenseExampleYear03	750
After 5 Years	rr_ExpenseExampleYear05	1,293
After 10 Years	rr_ExpenseExampleYear10	$ 2,776
AB CAP FUND, INC. | AB Select US Long/Short Portfolio | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.11%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.05%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.31%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.05%
After 1 Year	rr_ExpenseExampleYear01	$ 208
After 3 Years	rr_ExpenseExampleYear03	661
After 5 Years	rr_ExpenseExampleYear05	1,141
After 10 Years	rr_ExpenseExampleYear10	$ 2,465
AB CAP FUND, INC. | AB Select US Long/Short Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.50%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	rr_Component3OtherExpensesOverAssets	0.17%
Total Other Expenses	rr_OtherExpensesOverAssets	0.29%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.87%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[1],[4]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.79%
After 1 Year	rr_ExpenseExampleYear01	$ 182
After 3 Years	rr_ExpenseExampleYear03	580
After 5 Years	rr_ExpenseExampleYear05	1,004
After 10 Years	rr_ExpenseExampleYear10	$ 2,184
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ablcgfi_SupplementTextBlock

AB LARGE CAP GROWTH FUND, INC.

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated February 3, 2017 to the Prospectus and Summary Prospectus dated July 29, 2016 of AB Emerging Markets Multi-Asset Portfolio and the Prospectus and Summary Prospectuses dated November 1, 2016 of AB Large Cap Growth Fund and AB Select US Long/Short Portfolio.

*        *        *         *

Effective immediately, a reduction in the management fee of each Fund will be implemented. In addition, a new fee waiver and/or expense reimbursement will be implemented for AB Emerging Markets Multi-Asset Portfolio and AB Select US Long/Short Portfolio.

The following information replaces certain information for each Fund in the Prospectuses under the heading “Fees and Expenses of the Fund.” Actual expenses may be higher or lower than those shown.

AB Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees(d)	.59%	.59%	.59%	.59%	.59%	.59%	.59%	.59%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.14%	.18%	.15%	.14%	.25%	.20%	.06%	.02%
Other Expenses	.03%	.04%	.03%	.04%	.03%	.02%	.02%	.03%

Total Other Expenses	.17%	.22%	.18%	.18%	.28%	.22%	.08%	.05%

Total Annual Fund Operating Expenses	1.01%	1.81%	1.77%	.77%	1.37%	1.06%	.67%	.64%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
(c)	For Class C shares, the CDSC is 0% after the first year.
(d)	Restated to reflect current management fees, which became effective on February 3, 2017.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$524	$584	$280	$79	$139	$108	$68	$65
After 3 Years	$733	$769	$557	$246	$434	$337	$214	$205
After 5 Years	$959	$980	$959	$428	$750	$585	$373	$357
After 10 Years	$1,609	$1,916	$2,084	$954	$1,646	$1,294	$835	$798

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$184	$180
After 3 Years	$569	$557
After 5 Years	$980	$959
After 10 Years	$1,916	$2,084

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current management fees, which became effective on February 3, 2017.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class A
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%
After 1 Year	rr_ExpenseExampleYear01	$ 524
After 3 Years	rr_ExpenseExampleYear03	733
After 5 Years	rr_ExpenseExampleYear05	959
After 10 Years	rr_ExpenseExampleYear10	$ 1,609
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class B
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.18%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.81%
After 1 Year	rr_ExpenseExampleYear01	$ 584
After 3 Years	rr_ExpenseExampleYear03	769
After 5 Years	rr_ExpenseExampleYear05	980
After 10 Years	rr_ExpenseExampleYear10	1,916
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	184
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	569
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	980
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,916
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class C
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.15%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
After 1 Year	rr_ExpenseExampleYear01	$ 280
After 3 Years	rr_ExpenseExampleYear03	557
After 5 Years	rr_ExpenseExampleYear05	959
After 10 Years	rr_ExpenseExampleYear10	2,084
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	959
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,084
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.14%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.18%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
After 1 Year	rr_ExpenseExampleYear01	$ 79
After 3 Years	rr_ExpenseExampleYear03	246
After 5 Years	rr_ExpenseExampleYear05	428
After 10 Years	rr_ExpenseExampleYear10	$ 954
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class R
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
After 1 Year	rr_ExpenseExampleYear01	$ 139
After 3 Years	rr_ExpenseExampleYear03	434
After 5 Years	rr_ExpenseExampleYear05	750
After 10 Years	rr_ExpenseExampleYear10	$ 1,646
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class K
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.20%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
After 1 Year	rr_ExpenseExampleYear01	$ 108
After 3 Years	rr_ExpenseExampleYear03	337
After 5 Years	rr_ExpenseExampleYear05	585
After 10 Years	rr_ExpenseExampleYear10	$ 1,294
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.02%
Total Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.67%
After 1 Year	rr_ExpenseExampleYear01	$ 68
After 3 Years	rr_ExpenseExampleYear03	214
After 5 Years	rr_ExpenseExampleYear05	373
After 10 Years	rr_ExpenseExampleYear10	$ 835
AB LARGE CAP GROWTH FUND INC | AB LARGE CAP GROWTH FUND INC | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.59%	[6]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
After 1 Year	rr_ExpenseExampleYear01	$ 65
After 3 Years	rr_ExpenseExampleYear03	205
After 5 Years	rr_ExpenseExampleYear05	357
After 10 Years	rr_ExpenseExampleYear10	$ 798

[1]	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
[2]	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through July 31, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.24%, 1.99%, .99%, 1.49%, 1.24% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after July 31, 2017 upon 60 days' prior notice by the Adviser.
[3]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.
[4]	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through November 1, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after November 1, 2017 upon 60 days' prior notice by the Adviser. In connection with the Fund's investments in AB Government Money Market Portfolio (the "Money Market Portfolio"), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund's pro rata share of the Money Market Portfolio's effective management fee, as included in "Acquired Fund Fees and Expenses".
[5]	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.
[6]	Restated to reflect current management fees, which became effective on February 3, 2017.